Equity (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Equity Compensation Plans

The following table summarizes TSYS’ equity compensation plans by category; as of December 31, 2011:

(in thousands, except per share data) Plan Category	(a) Number of securities to be issued upon exercise of outstanding options, warrants and rights		(b) Weighted-average exercise price of outstanding options, warrants and rights	(c) Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a))
Equity compensation plans approved by security holders	6,082	(1)	$22.04	21,515	(2)
Equity compensation plans not approved by security holders	—		—	—

Total	6,082		$22.04	21,515

(1)	Includes 1.4 million performance share awards, which will only be issued if certain performance goals are met. The weighted-average exercise price in column (b) does not take these awards into account. Does not include an aggregate of 1.2 million shares of nonvested awards which will vest over the remaining years through 2013.
(2)	Includes 21,514,634 shares available for future grants under the Total System Services, Inc. 2002 Long-Term Incentive Plan, 2007 Omnibus Plan and 2008 Omnibus Plan, which could be in the form of options, nonvested awards and performance shares.

Effect On TSYS' Shareholders' Equity From GP Net's Acquisition Of Treasury Shares

The following table presents the effect on TSYS’ shareholders’ equity from GP Net’s acquisition of treasury shares:

(in thousands)	Year Ended December 31, 2011
Increase in other comprehensive income (OCI)	$28
Increase in additional paid in capital	77

Effect from change in noncontrolling interests	$105